Financial Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Risk Management and Financial Instruments
Note 17—Financial Risk Management and Financial Instruments
Our financial assets and financial liabilities comprise the following
:

	2019	2018
	(EUR’000)
Financial assets
Deposits	1,463	1,158
Receivables	804	6
Cash and cash equivalents	598,106	277,862
Financial assets measured at amortized cost	600,373	279,026
Financial liabilities
Lease liabilities	36,619	—
Trade payables	27,765	19,740
Financial liabilities measured at amortized cost	64,384	19,740
Except for lease liabilities, the carrying amounts of the financial assets and financial liabilities are estimated being in line with the fair value due to the short-term (<1 year) nature of the balances.
Capital Management
We manage our capital to ensure that all group enterprises will be able to continue as going concern
while maximizing the return to shareholders through the optimization of our debt and equity balance. Our overall strategy in this regard has remained unchanged since 2012.
Our capital structure consists only of equity comprising issued capital, reserves and retained earnings/accumulated deficits. We do not hold any external debt.
We are not subject to any externally imposed capital requirements. We review our capital structure on an ongoing basis. As we do not have external debt, such review currently comprises a review of the adequacy of our capital compared to the resources required for carrying out our activities.
Financial Risk Management Objectives
We regularly monitor the access to domestic and international financial markets, manage the financial risks relating to our operations, and analyze exposures to risk, including market risk, such as foreign currency risk and interest rate risk, credit risk and liquidity risk.
We seek to minimize the effects of these risks by managing transactions and holding positions in the various currencies used in our operations. We do not enter into or trade financial instruments for speculative purposes.
Market Risk
Our activities expose our group enterprises to the financial risks of changes in foreign currency exchange rates and interest rates. We do not enter into derivative financial instruments to manage our exposure to such risks.

Foreign Currency Risk Management
Our foreign exchange rate risks are unchanged to prior year. We are exposed to foreign exchange risks arising from various currency exposures, primarily with respect to the US Dollar, the British Pound and the Danish Krone.
Future milestone payments, which we are entitled to upon meeting underlying thresholds, are denominated
in US Dollar. Further, the proceeds from our series D financing in November 2014, our IPO in February 2015 and our follow-on
offerings, the latest being in March 2019, were in US Dollars. We seek to minimize our exchange rate risk by maintaining cash positions in the currencies in which we expect to incur the majority of our future expenses and we make payments from those reserves.
Foreign Currency Sensitivity Analysis
We are primarily exposed to US Dollars (USD), British Pounds (GBP), and Danish Kroner (DKK). There is an official target zone of 4.50% between DKK and EUR, which limits the likelihood of significant fluctuations between those two currencies in a short timeframe.
The following table details our sensitivity to a 10% increase and decrease in EUR against USD and GBP, respectively. 10% represents our assessment of the reasonably possible change in foreign currency rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the reporting date
for a 10% change in foreign currency rate.
A positive number indicates an increase in profit
or
loss, and equity before tax, while a negative number indicates the opposite. We believe the sensitivity analysis is representative of the inherent foreign exchange risk associated with our operations.

		Hypothetical impact on consolidated financial statements
	Nominal positions	Increase in foreign exchange rate	Profit and loss before tax	Equity before . tax
	(EUR ‘000)
December 31, 201 9
USD/EUR	477,764	10%	47,776	47,776
GBP/EUR	(858)	10%	(86)	(86)

		Hypothetical impact on consolidated financial statements
	Nominal positions	Increase in foreign exchange rate	Profit and loss before tax	Equity before tax
	(EUR ‘000)
December 31, 2018
USD/EUR	178,308	10%	17,831	17,831
GBP/EUR	(816)	10%	(82)	(82)
Interest Rate Risk Management
We have no interest-bearing debt to third parties. In addition, while we have no derivatives or financial assets and liabilities measured at fair value, our exposure to interest rate risk primarily relates to the interest rates for our positions of cash and cash equivalents. Our future interest income from interest-bearing bank deposits and short-term investments may fall short of expectations due to changes in interest rates. We do not consider the effects of interest rate fluctuations to be a material risk to our financial position. Accordingly, no interest sensitivity analysis has been presented.

Credit Risk Management
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss. We consider all of our material counterparties to be creditworthy. Our exposure to credit risk is continuously monitored, in particular, if agreed payments are delayed.
While the concentration of credit risk is significant, we consider the credit risk for each of our individual counterparts to be low. Accordingly, since we had no significant trade receivables at December 31, 2019 or December 31, 2018, and our deposits are held with suppliers that are frequently used in our operations, we have made no provision for trade receivables or deposits.
Our maximum exposure to credit risk primarily relates to our cash and cash equivalents. The credit risk on cash and cash equivalents is limited because the counterparties, holding significant deposits, are banks with high credit-ratings assigned by international credit-rating agencies.
The banks are reviewed on a regularly basis and our deposits may be transferred during the year to mitigate credit risk.
We have considered the risk of expected credit loss over our cash deposits, including the hypothetical impact arising from the probability of default considering in conjunction with the expected loss given default from banks with similar credit rating and attributes. Our assessment did not reveal an expected material impairment loss, and accordingly we have made no provision for bank deposits.
Liquidity Risk Management
We manage our liquidity risk by maintaining adequate cash reserves and banking facilities, and by continuously monitoring our cash forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. We monitor the risk of a shortage of funds using a liquidity planning tool, to ensure enough funds available to settle liabilities as they fall due.
Historically we have addressed the risk of insufficient funds through proceeds from our series D financing, our IPO, and our follow-on
public offerings. The Company’s Board of Directors has, at the time of approving the consolidated financial statements, a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future.
Maturity analysis for financial liabilities recognized in the consolidated statements of financial position at December 2019 are specified below. A
t
December 2018, all
financial liabilities recognized in the consolidated statements of financial position fell due within 12 months.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
December 31, 2019
Lease liabilities	6,020	19,405	17,606	43,031	36,619
Trade payables	27,765	—	—	27,765	27,765
Total financial liabilities	33,785	19,405	17,606	70,796	64,384